CONSOLIDATED BALANCE SHEETS [Parenthetical] ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 $ / shares
Preferred Stock, No Par Value | $ / shares		$ 0		$ 0
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Common Stock, No Par Value | $ / shares		$ 0		$ 0
Common stock, shares authorized	60,000,000	60,000,000	60,000,000
Common stock, shares issued	3,261,153	3,261,153	2,937,430
Common stock, shares outstanding	3,196,244	3,196,244	2,859,668
Treasury stock, shares	64,909	64,909	77,762
Total assets	¥ 430,101	$ 62,520	¥ 324,140
Total liabilities	453,449	$ 65,916	211,341
Variable Interest Entity, Not Primary Beneficiary [Member]
Total assets | ¥	423,533		312,578
Total liabilities | ¥	¥ 450,585		¥ 200,687